Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.02 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	94.50%
Innovator U.S. Equity Power Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.40%
Innovator U.S. Equity Power Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Power Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $511.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.70%)